Intangible Assets, Net - Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Abstract]
Software and technology	¥ 1,509,433		¥ 1,509,433
Less: accumulated amortization	(855,345)		(553,459)
Total	¥ 654,088	$ 93,533	¥ 955,974